Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
STOCK OPTION GRANT PRACTICES
The company has not awarded any stock options to the NEOs, and no NEO or other employee currently holds any unexercised stock options. The timing of equity awards has not and will not be coordinated with the release of material non-public
information.

Award Timing Predetermined	false